Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance increase (decrease)	$ 998,000
Net operating and economic loss carryforwards	$ 15,754,000
Federal income tax rate	21.00%
State income tax rate	2.00%
Change in effective tax rate	0.00%